UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-05655

DWS Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2019

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2019

Semiannual Report

to Shareholders

DWS Municipal Income Trust

Ticker Symbol: KTF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Performance Summary
5	Portfolio Management Team
5	Portfolio Summary
7	Investment Portfolio
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Cash Flows

26	Statements of Changes in Net Assets
27	Financial Highlights
29	Notes to Financial Statements
38	Dividend Reinvestment and Cash Purchase Plan
41	Additional Information
43	Privacy Statement

The Fund’s investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the Fund’s shares is determined by a number of factors, several of which are beyond the control of the Fund. Therefore, the Fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Municipal Income Trust

Performance Summary	May 31, 2019 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit dws.com for the Fund’s most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/19

Deutsche Municipal Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	8.76%	8.11%	4.24%	7.63%
Based on Market Price(a)	11.89%	7.03%	2.22%	7.59%
Bloomberg Barclays Municipal Bond Index(b)	5.96%	6.40%	3.58%	4.58%
Morningstar Closed-End Municipal National Long Funds Category(c)	8.13%	7.52%	5.40%	7.71%

‡	Total returns shown for periods less than one year are not annualized.

(a)

Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period. Expenses of the Fund include management fee, interest expense and other fund expenses. Total returns shown take into account these fees and expenses. The expense ratio of the Fund for the six months ended May 31, 2019 was 2.33% (0.87% excluding interest expense).

(b)

The unmanaged, unleveraged Bloomberg Barclays Municipal Bond Index covers the U.S. dollar-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c)

Morningstar’s Closed-End Municipal National Long Funds category represents muni national long portfolios that invest in municipal bonds. Such bonds are issued by various state and local governments to fund public projects and are free from federal taxes. To lower risk, these funds spread their assets across many states and sectors. They focus on bonds with durations of seven years or more. This makes them more sensitive to interest rates, and thus riskier, than muni funds that focus on bonds with shorter maturities. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End Municipal National Long Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

DWS Municipal Income Trust	|	3

Net Asset Value and Market Price

	As of 5/31/19	As of 11/30/18
Net Asset Value	$ 12.47	$ 11.78
Market Price	$ 11.26	$ 10.34
Premium (discount)	(9.70%)	(12.22%)

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/19:
Income Dividends (common shareholders)	$.27
Capital Gain Dividend (common shareholders)	$.031
May Income Dividend (common shareholders)	$.0425
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/19†	4.09%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/19†	4.53%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/19†	6.91%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/19†	7.65%

†

Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund’s distribution rate and a marginal income tax rate of 40.8%. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

4	|	DWS Municipal Income Trust

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Michael J. Generazo, Director

Portfolio Manager of the Fund. Began managing the Fund in 2010.

–	Joined DWS in 1999.

–	BS, Bryant College; MBA, Suffolk University.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

Portfolio Summary		(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/19	11/30/18
Revenue Bonds	74%	72%
Escrow to Maturity/Prerefunded Bonds	13%	15%
General Obligation Bonds	7%	8%
Lease Obligations	6%	5%
	100%	100%

Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/19	11/30/18
AAA	2%	3%
AA	35%	37%
A	50%	48%
BBB	10%	9%
BB	0%	0%
Not Rated	3%	3%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

DWS Municipal Income Trust	|	5

Top Five State/Territory Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	5/31/19	11/30/18
Texas	14%	13%
California	11%	12%
Florida	9%	9%
New York	9%	8%
Massachusetts	5%	5%

Interest Rate Sensitivity	5/31/19	11/30/18
Effective Maturity	5.6 years	5.5 years
Modified Duration	5.2 years	5.2 years

Leverage (As a % of Total Assets)	5/31/19	11/30/18
	34%	36%

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of the Fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Leverage results in additional risks and can magnify the effect of any gains or losses to a greater extent than if leverage were not used.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 7. A fact sheet is available on dws.com or upon request. Please see the Additional Information section on page 41 for contact information.

6	|	DWS Municipal Income Trust

Investment Portfolio	as of May 31, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 131.7%
Alabama 0.4%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	1,625,000	1,887,226

Arizona 3.4%

Arizona, Salt Verde Financial Corp., Gas Revenue:

5.0%, 12/1/2037	1,050,000	1,360,170

5.5%, 12/1/2029	1,400,000	1,791,244

Arizona, State Industrial Development Authority, Senior Living Revenue, Great Lakes Senior Living Communities:

Series A, 4.5%, 1/1/2049	1,000,000	1,054,470

Series A, 5.0%, 1/1/2054	895,000	985,341

Arizona, State University Revenue System , Green Bond, Series A, 5.0%, 7/1/2043	6,000,000	7,369,500

Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,162,590

Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	3,000,000	3,113,820

		16,837,135

California 17.0%

California, Golden State Tobacco Securitization Corp., Tobacco Settlement:

Series A-1, 5.0%, 6/1/2034	2,500,000	2,889,350

Series A-1, 5.0%, 6/1/2035	2,500,000	2,880,850

California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, Prerefunded, 6.0%, 7/1/2039	3,500,000	3,511,970

California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	4,756,676

California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	383,961

California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,406,361

California, State General Obligation:

5.0%, 11/1/2043	5,000,000	5,662,700

5.25%, 4/1/2035	4,295,000	4,726,390

5.5%, 3/1/2040	1,370,000	1,410,333

California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:

Series A, AMT, 5.0%, 12/31/2043	1,200,000	1,393,896

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	7

	Principal Amount ($)	Value ($)

Series A, AMT, 5.0%, 12/31/2047	640,000	740,685

Series A, AMT, 5.0%, 6/1/2048	240,000	277,322

California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, Prerefunded, 6.375%, 11/1/2034	2,000,000	2,042,000

California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,269,087

Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,238,755

Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport:

Series B, 5.0%, 5/15/2035	8,500,000	8,786,875

Series B, AMT, 5.0%, 5/15/2046	6,430,000	7,431,408

Series D, AMT, 5.0%, 5/15/2048	5,000,000	6,025,350

San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,742,560

San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,680,750

San Francisco, CA, City & County Airports Commission, International Airport Revenue:

Series B, AMT, 5.0%, 5/1/2046	5,000,000	5,761,150

Series A, AMT, 5.0%, 5/1/2049	2,965,000	3,557,733

		83,576,162

Colorado 4.8%

Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,229,949

Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:

Series A, 5.0%, 12/1/2043	815,000	928,676

Series A, 5.0%, 12/1/2048	1,305,000	1,480,849

Denver, CO, City & County Airport Revenue:

Series A, AMT, 5.0%, 12/1/2048	10,110,000	11,960,838

Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,693,976

Denver, CO, Health & Hospital Authority, Certificates of Participation, 5.0%, 12/1/2048	490,000	559,502

		23,853,790

Connecticut 0.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	435,000	494,504

Delaware 0.4%
Delaware, State Economic Development Authority, Retirement Communities Revenue, Acts Retirement Life Communities, Series B, 5.0%, 11/15/2048	1,750,000	2,001,510

The accompanying notes are an integral part of the financial statements.

8	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)
District of Columbia 1.2%

District of Columbia, Metropolitan Airport Authority Systems Revenue:

Series A, AMT, 5.0%, 10/1/2038	800,000	891,120

Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,776,890

AMT, 5.0%, 10/1/2047	1,000,000	1,165,460

		5,833,470

Florida 11.1%

Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	1,665,000	1,914,500

Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054	2,500,000	2,859,000

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:

Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,743,315

Series A, AMT, 5.0%, 10/1/2047	965,000	1,123,887

Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,935,475

Miami-Dade County, FL, Aviation Revenue:

Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,647,900

Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,764,245

Series A, Prerefunded, 5.5%, 10/1/2041	10,000,000	10,132,200

Miami-Dade County, FL, Aviation Revenue, Miami International Airport, Series A-1, Prerefunded, 5.375%, 10/1/2035	2,000,000	2,102,573

Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,102,990

Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, 5.0%, 8/1/2047	3,335,000	3,872,435

Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded, 5.0%, 7/1/2040	11,895,000	12,343,742

Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	1,750,000	2,005,570

Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	2,045,000	2,268,784

		54,816,616

Georgia 7.1%

Atlanta, GA, Airport Revenue:

Series A, 5.0%, 1/1/2035	1,030,000	1,048,694

Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,807,556

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	9

	Principal Amount ($)	Value ($)

Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	875,000	1,007,878

Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,219,538

Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Healthcare:

Series A, 5.5%, 2/15/2045	505,000	517,660

Series A, Prerefunded, 5.5%, 2/15/2045	1,630,000	1,675,477

Georgia, Glynn-Brunswick Memorial Hospital Authority, Anticipation Certificates, Southeast Georgia Health System Project, 5.0%, 8/1/2047	465,000	526,152

Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:

Series A, 5.0%, 3/15/2020	7,250,000	7,422,550

Series A, 5.5%, 9/15/2024	5,000,000	5,852,800

Series A, 5.5%, 9/15/2028	10,000,000	12,717,300

Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2035	1,010,000	1,127,534

		34,923,139

Guam 0.2%

Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	621,039

Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	315,000	361,371

		982,410

Hawaii 1.4%

Hawaii, State Airports Systems Revenue:

Series A, 5.0%, 7/1/2039	4,200,000	4,329,150

Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,690,241

Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039	1,000,000	1,004,160

		7,023,551

Idaho 0.5%
Idaho, Health Facilities Authority Revenue, St. Luke’s Regional Medical Center, Prerefunded, 5.0%, 7/1/2035, INS: AGMC	2,500,000	2,594,850

Illinois 8.0%

Chicago, IL, Airport Revenue, O’Hare International Airport, Series A, Prerefunded, 5.75%, 1/1/2039	4,200,000	4,484,928

Chicago, IL, Airport Revenue, O’Hare International Airport, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	2,085,000	2,379,402

The accompanying notes are an integral part of the financial statements.

10	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Chicago, IL, General Obligation:

Series A, 5.0%, 1/1/2044	800,000	873,744

Series A, 5.5%, 1/1/2049	855,000	971,460

Chicago, IL, O’Hare International Airport Revenue, Series B, Prerefunded, 6.0%, 1/1/2041	9,000,000	9,645,480

Chicago, IL, O’Hare International Airport, Airport Revenue, Third Lien, Series A, 5.75%, 1/1/2039	800,000	849,416

Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	395,000	453,148

Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	1,916,530

Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	915,000	995,685

Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	786,874

Illinois, State Finance Authority Revenue, OSF Healthcare Systems:

Series A, 5.0%, 5/15/2041	1,580,000	1,679,034

Series A, 5.0%, 11/15/2045	1,745,000	1,925,136

Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,091,214

Illinois, State General Obligation:

Series B, 5.0%, 10/1/2033	1,970,000	2,232,995

Series A, 5.0%, 5/1/2034	3,500,000	3,940,545

Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	970,000	1,085,983

		39,311,574

Indiana 4.2%

Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group:

5.0%, 11/15/2043	245,000	272,295

5.0%, 11/15/2048	485,000	536,187

5.0%, 11/15/2053	2,200,000	2,426,314

Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,337,600

Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,500,000	3,937,115

Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	7,000,000	8,212,330

		20,721,841

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	11

	Principal Amount ($)	Value ($)

Iowa 1.0%

Des Moines, IA, Special Facility Revenue, Elliott Aviation Project, AMT, 1.47%*, 6/7/2019, LOC: U.S. Bank NA	1,300,000	1,300,000

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc.:

Series A, 5.0%, 5/15/2043	645,000	710,164

Series A, 5.0%, 5/15/2047	1,940,000	2,111,225

Series A, 5.0%, 5/15/2048	820,000	899,786

		5,021,175

Kentucky 0.2%

Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:

Series A, 5.0%, 6/1/2045	320,000	353,245

Series A, 5.25%, 6/1/2041	480,000	543,024

		896,269

Louisiana 3.4%

Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	806,312

Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,765,540

Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,083,550

Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	3,540,000	3,667,369

New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:

Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,201,733

Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,337,551

		16,862,055

Maine 0.5%

Maine, Health & Higher Educational Facilities Authority Revenue, Maine Medical Center:

Series A, 5.0%, 7/1/2043	1,050,000	1,228,300

Series A, 5.0%, 7/1/2048	1,050,000	1,222,610

		2,450,910

Maryland 2.1%

Gaithersburg, MD, Economic Development Revenue, Asbury Maryland Obligation Group, Series A, 5.0%, 1/1/2036	1,000,000	1,119,860

Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare obligated Group, Series A, 5.5%, 1/1/2046	745,000	863,477

The accompanying notes are an integral part of the financial statements.

12	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, Prerefunded, 6.75%, 7/1/2039	1,100,000	1,104,367

Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc.:

Series A, 5.0%, 7/1/2043	1,250,000	1,411,538

Series A, 5.0%, 7/1/2048	3,000,000	3,380,100

Maryland, State Health & Higher Educational Facilities Authority Revenue, Medstar Health Obligated Group, Series A, 5.0%, 5/15/2045	2,000,000	2,321,080

		10,200,422

Massachusetts 1.3%

Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,869,200

Massachusetts, State Development Finance Agency Revenue, Suffolk University:

Series A, 5.75%, 7/1/2039	1,200,000	1,203,828

Series A, Prerefunded, 5.75%, 7/1/2039	2,370,000	2,377,750

		6,450,778

Michigan 3.1%

Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,218,784

Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,085,000

Michigan, State Building Authority Revenue, Facilities Program, Series H, 5.125%, 10/15/2033	2,495,000	2,525,439

Michigan, State Strategic Fund Ltd., Obligation Revenue Improvement Project, Series I, AMT, 5.0%, 12/31/2043	1,200,000	1,402,116

Wayne County, MI, Airport Authority Revenue, Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,304,240

		15,535,579

Minnesota 3.1%

Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:

Series A, 5.0%, 2/15/2048	1,800,000	2,081,502

Series A, 5.0%, 2/15/2053	5,060,000	5,805,844

Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	1,220,000	1,429,925

Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2036	4,200,000	5,729,178

		15,046,449

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	13

	Principal Amount ($)	Value ($)
Missouri 0.3%

Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	335,000	365,294

St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Friendship Village, 5.0%, 9/1/2048	1,060,000	1,168,936

		1,534,230

Nebraska 0.3%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children’s Hospital Obligated Group, 5.0%, 11/15/2047	1,330,000	1,529,673

Nevada 2.0%

Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,385,202

Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,267,743

		9,652,945

New Jersey 3.5%

New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	1,130,000	1,134,486

New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	2,690,000	3,180,145

New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,388,712

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	295,000	337,716

New Jersey, State Economic Development Authority, State Government Buildings Project:

Series A, 5.0%, 6/15/2042	345,000	388,501

Series A, 5.0%, 6/15/2047	385,000	431,912

New Jersey, State Transportation Trust Fund Authority, Transportation Program Bonds, Series AA, 5.0%, 6/15/2046	5,600,000	6,367,480

New Jersey, State Transportation Trust Fund Authority, Transportation Systems:

Series A, 5.0%, 12/15/2033	715,000	834,462

Series A, 5.0%, 12/15/2034	1,145,000	1,331,246

Series A, 5.0%, 12/15/2036	475,000	548,483

New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	77,750

The accompanying notes are an integral part of the financial statements.

14	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

New Jersey, Tobacco Settlement Financing Corp.:

Series A, 5.0%, 6/1/2046	875,000	979,799

Series A, 5.25%, 6/1/2046	440,000	502,608

		17,503,300

New York 8.3%

New York, Metropolitan Transportation Authority Revenue:

Series C, 5.0%, 11/15/2038	6,000,000	6,604,620

Series D, 5.0%, 11/15/2038	1,090,000	1,212,080

Series C, 5.0%, 11/15/2042	5,000,000	5,479,600

Series A-1, 5.25%, 11/15/2039	4,000,000	4,551,280

New York, State Dormitory Authority Revenues, Non-State Supported Debt, Montefiore Obligated Group:

Series A, 5.0%, 8/1/2034	220,000	263,659

Series A, 5.0%, 8/1/2035	315,000	376,220

New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,134,160

New York, State Liberty Development Corp., Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	8,728,480

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., Laguardia Airport C&D Redevelopment:

AMT, 5.0%, 1/1/2033	410,000	484,198

AMT, 5.0%, 1/1/2034	410,000	482,574

AMT, 5.0%, 1/1/2036	410,000	479,409

New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	150,000	163,233

New York, Utility Debt Securitization Authority, Restructuring Revenue:

Series TE, 5.0%, 12/15/2034	800,000	915,288

Series TE, 5.0%, 12/15/2035	1,000,000	1,143,000

New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	3,967,012

Port Authority of New York & New Jersey, Series 193, AMT, 5.0%, 10/15/2035	800,000	928,736

Port Authority of New York & New Jersey, One Hundred Eighty-Fourth:

5.0%, 9/1/2036	205,000	236,252

5.0%, 9/1/2039	510,000	586,332

Port Authority of New York & New Jersey, Two Hundred Seven, AMT, 5.0%, 9/15/2048	1,875,000	2,202,413

		40,938,546

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	15

	Principal Amount ($)	Value ($)
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,603,982

Ohio 2.8%

Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	1,785,000	2,037,345

Franklin County, OH, Trinity Health Corp. Revenue, Series 2017, 5.0%, 12/1/2046	2,950,000	3,437,546

Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, Prerefunded, 6.5%, 11/15/2037	1,500,000	1,679,535

Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,663,128

Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,926,490

		13,744,044

Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,978,288

Pennsylvania 6.6%

Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,711,849

Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,580,723

Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, Prerefunded, 5.375%, 7/1/2042	7,000,000	7,289,660

Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project:

Series A, 5.0%, 12/1/2038	335,000	368,172

Series A, 5.0%, 12/1/2048	865,000	945,047

Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	539,543

Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,783,782

Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:

5.0%, 6/1/2034	750,000	899,633

5.0%, 6/1/2035	375,000	448,271

Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	23,138

Pennsylvania, State Turnpike Commission Revenue:

Series A, 5.0%, 12/1/2038	2,030,000	2,318,564

Series B-1, 5.0%, 6/1/2042	2,000,000	2,305,060

Series C, 5.0%, 12/1/2043	4,000,000	4,453,800

The accompanying notes are an integral part of the financial statements.

16	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Philadelphia, PA, Airport Revenue:

Series A, 5.0%, 6/15/2035	2,835,000	2,923,055

Series B, AMT, 5.0%, 7/1/2047	915,000	1,057,639

Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,754,610

		32,402,546

South Carolina 5.0%

Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,536,062

Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,080,580

South Carolina, State Jobs-Economic Development Authority, Acts Retirement Life Communities, Inc., Series C, 5.0%, 11/15/2047	1,350,000	1,545,494

South Carolina, State Ports Authority Revenue, Prerefunded, 5.25%, 7/1/2040	2,550,000	2,653,530

South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,587,120

South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	6,220,000	7,375,987

		24,778,773

Tennessee 0.7%

Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:

Series A, 5.0%, 7/1/2037	1,200,000	1,406,424

Series A, 5.0%, 7/1/2044	1,600,000	1,859,376

		3,265,800

Texas 19.0%

Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series A, 5.0%, 1/1/2040	1,155,000	1,304,307

Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,655,203

North Texas, Tollway Authority Revenue:

Series B, 5.0%, 1/1/2040	2,060,000	2,267,710

5.0%, 1/1/2048	6,145,000	7,191,801

First Tier, Prerefunded, 6.0%, 1/1/2043	5,000,000	5,350,500

North Texas, Tollway Authority Revenue, Special Project Systems, Series D, Prerefunded, 5.0%, 9/1/2032	2,000,000	2,154,160

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group:

Series B, 5.0%, 7/1/2034	3,000,000	3,637,470

Series B, 5.0%, 7/1/2048	5,000,000	5,897,850

Texas, Dallas/Fort Worth International Airport Revenue:

Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,753,863

Series F, 5.25%, 11/1/2033	3,500,000	3,964,450

Series A, 5.25%, 11/1/2038	4,000,000	4,182,800

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	17

	Principal Amount ($)	Value ($)

Texas, Grand Parkway Transportation Corp., System Toll Revenue:

Series B, 5.0%, 4/1/2053	3,500,000	3,825,220

Series B, 5.25%, 10/1/2051	5,000,000	5,611,950

Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	7,390,062

Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series B, 67% of 3-month USD-LIBOR + 0.700%, 2.449%**, 12/15/2026	1,380,000	1,373,652

Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:

5.5%, 8/1/2021	1,155,000	1,236,127

5.5%, 8/1/2025	7,250,000	8,590,017

Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Prerefunded, 5.0%, 10/1/2035	1,600,000	1,674,672

Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	4,650,000	5,452,079

Texas, State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue:

5.0%, 12/15/2030	250,000	272,845

5.0%, 12/15/2031	3,165,000	3,447,128

5.0%, 12/15/2032	2,000,000	2,174,500

Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,389,857

West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,611,410

		93,409,633

Utah 0.4%

Salt Lake City, UT, Airport Revenue:

Series A, AMT, 5.0%, 7/1/2043	960,000	1,133,962

Series A, AMT, 5.0%, 7/1/2048	575,000	676,039

		1,810,001

Virginia 0.9%

Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare, 5.0%, 6/15/2036	400,000	463,888

Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2052	3,645,000	4,064,467

		4,528,355

Washington 4.2%

Washington, Port of Seattle Revenue, Series A, AMT, 5.0%, 5/1/2043	1,935,000	2,235,022

Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2048	6,000,000	7,043,820

The accompanying notes are an integral part of the financial statements.

18	|	DWS Municipal Income Trust

	Principal Amount ($)	Value ($)

Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	2,985,000	3,094,729

Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,008,175

Washington, State Health Care Facilities Authority, Virginia Mason Medical Center:

5.0%, 8/15/2034	275,000	315,615

5.0%, 8/15/2035	235,000	268,870

5.0%, 8/15/2036	155,000	176,822

Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,328,000

		20,471,053

West Virginia 0.9%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	4,025,000	4,625,490

Wisconsin 0.8%

Wisconsin, Public Finance Authority, Hospital Revenue, Wakemed Hospital, Series A, 5.0%, 10/1/2044	2,925,000	3,451,500

Wisconsin, State Health & Educational Facilities Authority, St. John’s Communities, Inc. Project:

Series A, 5.0%, 9/15/2040	70,000	73,483

Series A, 5.0%, 9/15/2045	95,000	99,344

Series A, 5.0%, 9/15/2050	380,000	396,614

		4,020,941
Total Municipal Bonds and Notes (Cost $596,414,685)		649,119,015

Underlying Municipal Bonds of Inverse Floaters (a) 19.1%
Florida 2.4%
Orange County, FL, School Board, Certificates of Participation, Series C, 5.0%, 8/1/2034 (b)	10,000,000	11,851,300

Trust: Florida, School Board, Series 2016-XM0182, 144A, 13.55%, 2/1/2024, Leverage Factor at purchase date: 4 to 1

Massachusetts 7.0%

Massachusetts, State Development Finance Agency Revenue, Harvard University, Series A, 4.0%, 7/15/2036 (b)	10,000,000	11,225,200

Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0400, 144A, 9.76%, 7/15/2024, Leverage Factor at purchase date: 4 to 1

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	19

	Principal Amount ($)	Value ($)

Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035 (b)	10,425,000	12,322,209

Trust: Massachusetts, State Development Finance Agency Revenue, Series 2016-XM0137, 144A, 13.743%, 1/1/2024, Leverage Factor at purchase date: 4 to 1

Massachusetts, State General Obligation, Series E, 4.0%, 4/1/2038 (b)	10,000,000	10,866,225

Trust: Massachusetts, State General Obligation, Series 2016-XM0335, 144A, 9.76%, 4/1/2023, Leverage Factor at purchase date: 4 to 1

		34,413,634

New York 4.9%

New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (b)	10,000,000	11,927,225

Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0580, 144A, 14.195%, 9/15/2025, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2034 (b)	7,165,000	8,816,741

Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 14.08%, 1/15/2026, Leverage Factor at purchase date: 4 to 1

New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-4A, 5.0%, 7/15/2038 (b)	2,685,000	3,252,899

Trust: New York, Transitional Finance Authority, Building AID Revenue, Series 2017-XM0620, 144A, 14.128%, 1/15/2026, Leverage Factor at purchase date: 4 to 1

		23,996,865
Texas 2.4%
Texas, State Transportation Commission-Highway Improvement, Series A, 5.0%, 4/1/2038 (b)	10,000,000	11,767,500

Trust: Texas, State Transportation Commission, Series 2016-XM0404, 144A, 13.76%, 4/1/2024, Leverage Factor at purchase date: 4 to 1

Washington 2.4%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (b)	10,000,000	11,985,850

Trust: Washington, State General Obligation, Series 2017-XM0477, 144A, 13.76%, 8/1/2024, Leverage Factor at purchase date: 4 to 1

Total Underlying Municipal Bonds of Inverse Floaters (Cost $90,687,341)		94,015,149

The accompanying notes are an integral part of the financial statements.

20	|	DWS Municipal Income Trust

	Shares	Value ($)
Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.341%*** (Cost $5,781)	5,779	5,619

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $687,107,807)	150.8	743,139,783
Floating Rate Notes (a)	(12.2)	(60,200,000)
Series 2018 MTPS, net of deferred offering costs	(40.3)	(198,730,009)
Other Assets and Liabilities, Net	1.7	8,514,737

Net Assets Applicable to Common Shareholders	100.0	492,724,511

*

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of May 31, 2019. Date shown reflects the earlier of demand date or stated maturity date.

**

Variable or floating rate security. These securities are shown at their current rate as of May 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Current yield; not a coupon rate.

(a)

Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(b)

Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement

INS: Insured

LIBOR: London Interbank Offered Rate

LOC: Letter of Credit

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	21

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (c)	$—	$743,134,164	$—	$743,134,164
Open-End Investment Companies	5,619	—	—	5,619
Total	$5,619	$743,134,164	$—	$743,139,783

(c)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Municipal Income Trust

Statement of Assets and Liabilities

as of May 31, 2019 (Unaudited)

Assets

Investments in non-affiliated securities, at value (cost $687,107,807)	$743,139,783
Interest receivable	9,361,858
Other assets	7,831
Total assets	752,509,472

Liabilities
Payable for floating rate notes issued	60,200,000
Interest expense payable on preferred shares	434,477
Accrued management fee	315,161
Accrued Trustees’ fees	8,399
Other accrued expenses and payables	96,915
Series 2018 MTPS, net of deferred offering costs (liquidation value $198,750,000, see page 33 for more details)	198,730,009
Total liabilities	259,784,961
Net assets applicable to common shareholders, at value	$492,724,511

Net Assets Applicable to Common Shareholders Consist of
Distributable earnings (loss)	59,286,887
Paid-in capital	433,437,624
Net assets applicable to common shareholders, at value	$492,724,511

Net Asset Value

Net Asset Value per common share ($492,724,511 ÷ 39,500,938 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$12.47

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	23

Statement of Operations

for the six months ended May 31, 2019 (Unaudited)

Investment Income
Income:
Interest	$15,420,510
Total income	15,420,510
Expenses:

Management fee	1,849,901
Services to shareholders	15,537
Custodian fee	3,821
Professional fees	61,576
Reports to shareholders	33,539
Trustees’ fees and expenses	15,749
Interest expense and amortization of deferred cost on Series 2018 MTPS	2,942,697
Interest expense on floating rate notes	698,836
Stock Exchange listing fees	19,002
Other	58,322
Total expenses	5,698,980
Net investment income	9,721,530

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	578,134
Change in net unrealized appreciation (depreciation) on investments	28,857,926
Net gain (loss)	29,436,060
Net increase (decrease) in net assets resulting from operations	$39,157,590

The accompanying notes are an integral part of the financial statements.

24	|	DWS Municipal Income Trust

Statement of Cash Flows

for the six months ended May 31, 2019 (Unaudited)

Increase (decrease) in cash: Cash Flows from Operating Activities

Net increase (decrease) in net assets resulting from operations	$39,157,590
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:

Purchases of long-term investments	(90,626,690)
Net amortization of premium/(accretion of discount)	1,558,313
Proceeds from sales and maturities of long-term investments	90,982,421
Amortization of deferred offering cost on Series 2018 MTPS	9,941
(Increase) decrease in interest receivable	(390,710)
(Increase) decrease in other assets	3,149
(Increase) decrease in receivable for investments sold	470,000
Increase (decrease) in other accrued expenses and payables	(74,343)
Change in unrealized (appreciation) depreciation on investments	(28,857,926)
Net realized (gain) loss from investments	(578,134)
Cash provided by (used in) operating activities	$11,653,611

Cash Flows from Financing Activities
Distributions paid	(11,691,089)
Cash provided by (used in) financing activities	(11,691,089)
Increase (decrease) in cash	(37,478)
Cash at beginning of period	37,478
Cash at end of period	$—

Supplemental disclosure
Interest expense paid on preferred shares	$(2,931,554)
Interest expense paid and fees on floating rate notes issued	$(698,836)

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	25

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2019 (Unaudited)	Year Ended November 30, 2018

Operations:

Net investment income (loss)	$9,721,530	$21,958,084
Net realized gain (loss)	578,134	349,297
Change in net unrealized appreciation (depreciation)	28,857,926	(26,429,055)
Net increase (decrease) in net assets applicable to common shareholders	39,157,590	(4,121,674)
Distributions to common shareholders	(11,692,291)	(24,438,904)
Increase (decrease) in net assets	27,465,299	(28,560,578)
Net assets at beginning of period applicable to common shareholders	465,259,212	493,819,790

Net assets at end of period applicable to common shareholders	$492,724,511	$465,259,212

Other Information:
Common shares outstanding at beginning of period	39,500,938	39,500,938
Common shares outstanding at end of period	39,500,938	39,500,938

The accompanying notes are an integral part of the financial statements.

26	|	DWS Municipal Income Trust

Financial Highlights

	Six Months Ended 5/31/19	Years Ended November 30,
	(Unaudited)	2018	2017	2016	2015		2014

Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$11.78	$12.50	$12.47	$13.44	$13.84		$12.70
Income (loss) from investment operations:

Net investment income[a]	.25	.56	.66	.75	.82		.83
Net realized and unrealized gain (loss)	.74	(.66)	.16	(.88)	(.36)		1.16
Total from investment operations	.99	(.10)	.82	(.13)	.46		1.99
Distributions to remarketed preferred shareholders from net investment income (common share equivalent)	—	—	—	—	(.00	)***	(.00	)***
Net increase (decrease) in net assets from operations applicable to common shareholders	.99	(.10)	.82	(.13)	.46		1.99
Less distributions applicable to common shareholders from:

Net investment income	(.27)	(.61)	(.78)	(.84)	(.84)		(.84)
Net realized gains	(.03)	(.01)	(.01)	—	(.02)		(.01)
Total distributions	(.30)	(.62)	(.79)	(.84)	(.86)		(.85)
Net asset value, end of period	$12.47	$11.78	$12.50	$12.47	$13.44		$13.84
Market price, end of period	$11.26	$10.34	$11.78	$12.83	$13.45		$13.27

Total Return
Based on net asset value (%)[b]	8.76 **	(.35)	6.66	(1.27)	3.51		16.21
Based on market price (%)[b]	11.89 **	(7.18)	(2.30)	1.50	8.04		19.92

The accompanying notes are an integral part of the financial statements.

DWS Municipal Income Trust	|	27

Financial Highlights (continued)

	Six Months Ended 5/31/19		Years Ended November 30,
	(Unaudited)		2018	2017	2016	2015		2014

Ratios to Average Net Assets Applicable to Common Shareholders and Supplemental Data
Net assets, end of period ($ millions)	493		465	494	491	528		544
Ratio of expenses (%) (including interest expense)[c,d]	2.33	*	2.16	1.88	1.59	1.41		1.45
Ratio of expenses (%) (excluding interest expense)[e]	.87	*	.86	.85	.85	.88		.88
Ratio of net investment income (%)	4.17	*	4.58	5.20	5.56	6.01	[f]	6.23	[f]
Portfolio turnover rate (%)	12	**	51	37	40	19		18

Senior Securities
Preferred Shares information at period end, aggregate amount outstanding:

Remarketed Preferred Shares ($ millions)	—		—	—	—	—		10
Series MTPS ($ millions)	199		199	199	199	199		189
Asset coverage per share ($)[g]	17,396		16,705	17,423	17,364	18,289		18,675
Liquidation and market price per share ($)	5,000		5,000	5,000	5,000	5,000		5,000

[a]	Based on average common shares outstanding during the period.

[b]

Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

[c]	Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities and interest paid to shareholders of Series MTPS.

[d]

The ratio of expenses (based on net assets of common and Preferred Shares, including interest expense) was 1.64%, 1.52%, 1.35%, 1.16%, 1.03% and 1.05% for the periods ended May 31, 2019, November 30, 2018, 2017, 2016, 2015 and 2014, respectively.

[e]

The ratio of expenses (based on net assets of common and Preferred Shares, excluding interest expense) was 0.61%, 0.61%, 0.62%, 0.62%, 0.64% and 0.64% for the periods ended May 31, 2019, November 30, 2018, 2017, 2016, 2015 and 2014, respectively.

[f]	The ratio of net investment income after distributions paid to Remarketed Preferred Shareholders was 6.01% and 6.23% for the periods ended November 30, 2015 and 2014, respectively.

[g]	Asset coverage per share equals net assets of common shares plus the liquidation value of the Preferred Shares divided by the total number of Preferred Shares outstanding at the end of the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

28	|	DWS Municipal Income Trust

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Municipal Income Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230) — Restricted Cash (“ASU 2016-18”). For entities that have restricted cash and are required to present a statement of cash flows, ASU 2016-18 changes the cash flow presentation for restricted cash. Management has evaluated the potential impacts of ASU 2016-18 and expects that the effects of the fund’s adoption will be limited to the reclassification of restricted cash on the fund’s Statement of Cash Flows and the addition of disclosures regarding the nature of the restrictions on restricted cash, if any. ASU 2016-18 will be effective for annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of

DWS Municipal Income Trust	|	29

issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Offer Bond trust (the “TOB Trust”). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse

30	|	DWS Municipal Income Trust

floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.

By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued” in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense on floating rate notes” in the Statement of Operations. For the six months ended May 31, 2019, interest expense related to floaters amounted to $698,836. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended May 31, 2019 was approximately $60,215,000, with a weighted average interest rate of 2.32%.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The final rules implementing Section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) preclude banking entities from sponsoring and/or providing services to TOB Trusts. In response to these rules, investment market participants have developed new TOB Trust structures that are intended to ensure that banking entities do not sponsor TOB Trusts in violation of the Volcker Rule. All Fund TOB Trusts are structured to be in compliance with the Volcker Rule. A Volcker-compliant TOB Trust structure is similar to pre-Volker TOB Trust

DWS Municipal Income Trust	|	31

structures, with certain key differences. The basic features of a Volcker-compliant TOB Trust structure are as follows:

–

Portfolio management continues to make certain basic investment determinations, such as which bonds are placed in the TOB Trust, the amount of leverage for any given transaction, whether the transaction is structured as non-recourse or recourse, etc.

–	Similar to pre-Volker TOB Trust structures, the fund continues to be the holder of the TOB Inverse Floater Residual Interests.

–

Unlike pre-Volker TOB Trust structures, a bank or financial institution no longer serves as the sponsor, depositor, or trust administrator nor does it have any discretionary decision making authority with respect to the TOB Trust.

–	Consistent with pre-Volker TOB Trust structures, a bank or financial institution serves as the trustee, liquidity provider, and remarketing agent.

–

A third-party administrative agent retained by the fund performs certain of the roles and responsibilities historically provided by banking entities in pre-Volker TOB Trust structures, including certain historical sponsor/administrative roles and responsibilities.

The ultimate impact of the Volker Rule on the inverse floater market and the municipal market generally is not yet certain. Such changes could make early unwinds of TOB Trusts more likely, may make the use of TOB Trusts more expensive, and may make it more difficult to use TOB Trusts in general. The new rules may also expose the Fund to additional risks, including, but not limited to, compliance, securities law and operational risks.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At November 30, 2018, the Fund had a net tax basis capital loss carryforward of approximately $1,297,000, which may be applied against any realized net taxable capital gains until fully utilized or until November 30, 2019, the expiration date, whichever occurs first.

At May 31, 2019, the aggregate cost of investments for federal income tax purposes was $622,720,308. The net unrealized appreciation for all investments based on tax cost was $60,219,475. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $60,533,218 aggregate gross unrealized depreciation for all investment in which was an excess of tax cost over value of $313,743.

32	|	DWS Municipal Income Trust

The Fund has reviewed the tax positions for the open tax years as of November 30, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, reclassification of distributions and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Preferred Shares. At May 31, 2019, the Fund had issued and outstanding 39,750 Floating Rate Municipal Term Preferred Shares (“Series 2018 MTPS”) with an aggregate liquidation preference of $198,750,000 ($5,000 per share). The Series 2018 MTPS are floating rate preferred shares with an original mandatory term redemption date of June 1, 2018, unless extended. Effective December 1, 2017, the terms of the Series 2018 MTPS were amended to extend the term redemption date of the Series 2018 MTPS to December 1, 2020. Except for the above-described extension and a related technical amendment, the other material terms and conditions of the Series 2018 MTPS remained the same. The extension did not result in any changes to the Series 2018 MTPS aggregate liquidation preference of $198,750,000 or the Series 2018 MTPS dividend rate. Dividends on the Series 2018 MTPS are set weekly to a fixed spread (dependent on the then current rating of the Series 2018 MTPS) to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The average annualized dividend rate on the Series 2018 MTPS for the period December 1, 2018 through May 31, 2019 was 2.79%. In the Fund’s Statement of Assets and Liabilities, the Series 2018 MTPS’ aggregate liquidation preference is shown as a liability since the Series 2018 MTPS have a stated mandatory

DWS Municipal Income Trust	|	33

redemption date. Dividends paid on the Series 2018 MTPS are treated as interest expense and recorded as incurred. For the period December 1, 2018 through May 31, 2019, interest expense related to Series 2018 MTPS amounted to $2,932,756. Costs directly related to the issuance of Series 2018 MTPS have been deferred and are being amortized over the life of the MTPS. During the six months ended May 31, 2019, the Fund amortized $9,941 of Series 2018 MTPS deferred costs, which are included in the Statement of Operations under “Interest expense and amortization of deferred cost on Series 2018 MTPS”. The Series 2018 MTPS are senior in priority to the Fund’s outstanding common shares as to payments of dividends and distributions upon liquidation.

As a result of the Series 2018 MTPS term date extension, the Fund’s leverage attributable to preferred shares remained unchanged.

Under the terms of a purchase agreement between the Fund and the initial purchaser of the Series 2018 MTPS, the Fund is subject to various investment restrictions. These investment restrictions are, in certain respects, more restrictive than those to which the Fund is otherwise subject in accordance with its investment objective and policies. Such restrictions may limit the investment flexibility that might otherwise be pursued by the Fund if the Series 2018 MTPS were not outstanding. In addition, the Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies that rate the Series 2018 MTPS, which guidelines may be changed by the applicable rating agency, in its sole discretion, from time to time. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. Moreover, the Fund is required to maintain various asset coverage ratios with respect to the Series 2018 MTPS in accordance with the Fund’s charter documents and the 1940 Act.

The 1940 Act requires that the preferred shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the preferred shares are unpaid for two full years. Unless otherwise required by law or under the terms of the preferred shares, each preferred shareholder is entitled to one vote and preferred shareholders will vote together with common shareholders as a single class.

Leverage involves risks and special considerations for the Fund’s common shareholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund’s common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common shareholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund’s common shares than if the Fund were not leveraged, which may result in

34	|	DWS Municipal Income Trust

a greater decline in the market price of the Fund’s common shares. Changes in the value of the Fund’s portfolio will be borne entirely by the common shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem preferred shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the preferred shares. There is no assurance that the Fund’s leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash position at the Fund’s custodian bank at May 31, 2019.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $90,626,690 and $90,982,421, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by

DWS Municipal Income Trust	|	35

the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annual rate of 0.55% of the Fund’s average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Series 2018 MTPS).

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2019, the amount charged to the Fund by DSC aggregated $10,027, of which $3,713 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended May 31, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $7,379, of which $6,964 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended May 31, 2019, the Fund engaged in securities purchases of $22,620,000 and securities sales of $26,740,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

D. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund’s shares trade at a discount to their net asset value. During the six months ended May 31, 2019 and the year ended November 30, 2018, the Fund did not repurchase shares in the open market.

On September 19, 2018, the Fund announced that the Fund’s Board of Trustees extended the Fund’s existing open market share repurchase

36	|	DWS Municipal Income Trust

program for an additional 12-month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period from December 1, 2018 until November 30, 2019, when the Fund’s shares trade at a discount to net asset value. The Board’s authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2017 and ran until November 30, 2018.

DWS Municipal Income Trust	|	37

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a “Participant”). DST Systems, Inc. (the “Plan Agent”) has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at dws.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DWS Service Company (the “Transfer Agent”) at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the “Account”) for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions (collectively, “Distributions”) paid on shares of the Fund (the “Shares”) and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the

38	|	DWS Municipal Income Trust

Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

DWS Municipal Income Trust
Dividend Reinvestment and Cash Purchase Plan
c/o DWS Service Company
P.O. Box 219066
Kansas City, MO 64121-9066
(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will

DWS Municipal Income Trust	|	39

report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

40	|	DWS Municipal Income Trust

Additional Information

Automated Information Line	DWS Closed-End Fund Info Line (800) 349-4281
Web Site	dws.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	DWS Attn: Secretary of the DWS Funds One International Place, 12th Floor Boston, MA 02110
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DWS Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

DWS Municipal Income Trust	|	41

Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings as of the month-end are posted on dws.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on dws.com.
Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

NYSE Symbol	KTF
CUSIP Numbers	Common Shares 233368 109

42	|	DWS Municipal Income Trust

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Municipal Income Trust	|	43

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

44	|	DWS Municipal Income Trust

Notes

Notes

Notes

DMIT-3

(R-027924-8 7/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.
On September 19, 2018, the Fund announced that the Fund's Board of Trustees extended the Fund's existing open market share repurchase program for an additional 12 month period. The Fund may continue to purchase outstanding shares of common stock in open-market transactions over the period December 1, 2018 until November 30, 2019, when the Fund's shares trade at a discount to net asset value. The Board's authorization of the repurchase program extension follows the previous repurchase program, which commenced on December 1, 2017 and ran until November 30, 2018.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	8/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	8/2/2019